SHAREHOLDERS’ (DEFICIT) EQUITY	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ (DEFICIT) EQUITY

NOTE – 11 SHAREHOLDERS’ (DEFICIT) EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, and was authorized to issue one class of ordinary share. On April 11, 2022, the total number of ordinary shares which the Company was authorized to issue 50,000,000 shares of capital stock, with 6,562,500 shares of ordinary share issued and outstanding, at US$0.001 par value. The authorized share capital was increased to 500,000,000 ordinary shares on September 2, 2022.

On October 24, 2022, the Company issued 38,622 ordinary shares to Next Master Investments Limited (“Next Master”) at the price of US$2.00 per share, for a cash consideration of US$77,244. Concurrently, the Company issued the additional 45,000 shares of its ordinary shares to Next Master to settle its debt in an amount of US$90,000, at the price of US$2.00 per share.

On July 26, 2023, the Company issued 1,202,981 ordinary shares to Top Elect Group Limited at the price of USD1,203, which was settled as of March 27, 2024, and issued 61,038 and 65,206 ordinary shares for cash consideration of USD65 and USD61 to Next Master and Trade Expert Holdings Limited, respectively.

On January 11, 2024, the Company consummated the Initial Public Offering of 2,449,943 ordinary shares at a fixed price of US$4.00 per share. The net proceeds from the Offering amounted to US$8,680,594 after deducting underwriting discounts, commissions and offering-related expenses.